Stock Based Compensation Plans: (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	8,750,000	8,750,000
[custom:OptionsAvailableForGrant-0]	2,047,000	2,047,000
[custom:RepricedOptions]	4,369,565
[custom:ReductionOfExercisePrice]	$ 0.76
[custom:NoncashCompensationExpense]	$ 500,000		$ 31,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		260,000
[custom:OptionExpense]		$ 700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.72
Amount Payable In Event Of Change Of Control	$ 6,700,000	$ 6,700,000